CONSOLIDATED BALANCE SHEET - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Current
Cash and cash equivalents	$ 1,293,749	$ 1,285,147
Marketable securities (Note 19)	19,321	64,214
Accounts receivable (Note 7)	313,925	273,145
Inventory (Note 8)	116,871	127,396
Prepaid expenses and deposit (Note 18)	182,095	68,927
Total Current Assets	1,925,961	1,818,829
Non-current assets, net
Lease right of use	126,920	0
Intellectual Property (Note 9)	292,000	265,127
Property & equipment (Note 10)	483,357	591,263
Total Non-current Assets	902,277	856,390
TOTAL ASSETS	2,828,238	2,675,219
Current
Accounts payable and accrued liabilities (Note 11)	86,920	136,411
Deferred revenue (Note 14)	44,255
Due to related party (Note 15)	58,704	48,096
Lease current (Note 17)	36,038	0
Total Current Liabilities	225,917	184,507
Long Term
Lease long term(Note 17)	89,393
Loan payable	30,670
Total Long Term Liabilities	120,063
TOTAL LIABILITIES	345,980	184,507
STOCKHOLDERS' EQUITY
Share capital (Note 12) Authorized: 220,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding:90,044,312 common shares at August 31, 2020 and 78,787,134 common shares at August 31, 2019	90,044	78,787
Additional paid-in capital (Note 12, 13)	30,237,355	26,172,453
Deficit	(27,802,198)	(23,868,202)
Equity attributable to shareholders of the Company	2,525,201	2,383,038
Non-Controlling Interest	(42,943)	107,674
Total Stockholders' Equity	2,482,258	2,490,712
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,828,238	$ 2,675,219